Stock-Based Compensation Arrangements (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation
Vesting period	4 years
Percentage of the award vesting one year from the date of grant	0.25
Period for vesting of one-fourth award	1 year
Percentage of the award vesting each month after one year	0.0208
Percentage of the award vesting each month		0.0208
Executive officers | Minimum
Stock-based compensation
Vesting period		3 years
Executive officers | Maximum
Stock-based compensation
Vesting period		5 years